RELATED PARTY TRANSACTIONS - Income statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Power purchase and revenue agreements	$ 361	$ 387	$ 300
Direct operating costs
Energy purchases	(10)	(10)	(11)
Energy marketing & other services	(17)	(26)	(39)
Insurance services	(21)	(18)	(17)
Total related party direct operating costs	(48)	(54)	(67)
Interest expense
Borrowings	(1)	(4)	(9)
Management service agreement	$ (152)	(109)	(71)
Brookfield Asset Management
Direct operating costs
Insurance services		$ 1	$ 1